Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Items Designated As Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		$ 4,536	$ 2,910
Carrying amount of hedging instruments, Liability	[1]	(2,017)	(1,995)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	1,363	3,466
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(1,426)	(3,529)
Ineffectiveness recorded in non-interest revenue - other		3	(12)
Net Investment Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		4,536	2,910
Carrying amount of hedging instruments, Liability	[1]	(24,783)	(18,352)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	1,256	3,324
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(1,321)	(3,391)
Ineffectiveness recorded in non-interest revenue - other		1	(16)
Interest rate risk [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		2,931	2,148
Carrying amount of hedging instruments, Liability	[1]	(464)	(915)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	1,319	3,552
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(1,382)	(3,615)
Ineffectiveness recorded in non-interest revenue - other		3	(12)
Foreign exchange risk [member] | Cash Flow Hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		1,576	699
Carrying amount of hedging instruments, Liability	[1]	(1,553)	(1,080)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(214)	(251)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	214	251
Foreign exchange risk [member] | Net Investment Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	[1]	(22,750)	(16,353)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(102)	(119)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	102	119
Ineffectiveness recorded in non-interest revenue - other		(2)
Foreign exchange risk [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	[1]	(16)	(4)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(5)	(23)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	3	19
Ineffectiveness recorded in non-interest revenue - other			(4)
Equity price risk [member] | Cash Flow Hedges [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		29	63
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	258	165
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	$ (258)	$ (165)

[1]	Represents unrealized gains (losses) recorded as part of derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
[2]	Represents life to date amounts.